Share Based Compensation (Details) - Schedule of Share Option Activities - USD ($)		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Schedule of Share Option Activities [Abstract]
Number of options outstanding, Beginning (in Shares)	6,549,067
Weighted average exercise price options outstanding, Beginning	$ 0.46
Weighted average remaining contract life years options outstanding, Beginning	4 years 4 months 6 days	3 years 4 months 9 days
Weighted average grant date fair value options outstanding, Beginning	$ 0.32
Aggregate intrinsic value options outstanding, Beginning (in Dollars)	$ 31,620,241
Number of options outstanding, Ending (in Shares)		6,780,942
Weighted average exercise price options outstanding, Ending		$ 0.55
Weighted average remaining contract life years options outstanding, Ending	4 years 4 months 6 days	3 years 4 months 9 days
Weighted average grant date fair value options outstanding, Ending		$ 1.26
Aggregate intrinsic value options outstanding, Ending (in Dollars)		$ 40,483,123
Number of option granted (in Shares)		522,000
Weighted average exercise price granted		$ 2.88
Weighted average remaining contract life years granted		4 years 3 months
Weighted average grant date fair value granted		$ 0.76
Aggregate intrinsic value options granted (in Dollars)
Number of option forfeited (in Shares)		(290,125)
Weighted average exercise price forfeited		$ 1.32
Weighted average remaining contract life years forfeited
Weighted average grant date fair value forfeited		$ 0.94
Aggregate intrinsic value options forfeited (in Dollars)
Number of option exercised (in Shares)
Weighted average exercise price exercised
Weighted average remaining contract life years exercised
Weighted average grant date fair value exercised
Aggregate intrinsic value options exercised (in Dollars)
Number of options, options vested and exercisable (in Shares)		4,367,538
Weighted average exercise price options vested and exercisable		$ 0.05
Weighted average remaining contract life years options vested and exercisable		2 years 10 months 28 days
Weighted average grant date fair value options vested and exercisable		$ 1.5
Aggregate intrinsic value options options vested and exercisable (in Dollars)		$ 27,787,774